Other current liabilities (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Other current liabilities
Advance from customers		₨ 894,487	₨ 480,711
Lease rent equalization		2,327	3,644
Statutory liabilities		260,786	59,952
Interest Accrued on Term Loan		7,647
Other liabilities		80,700	70,755
Total	$ 19,139	₨ 1,245,947	₨ 615,062